Income taxes - Benefit (provision) for income taxes reported differs from the amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Income tax benefit computed at statutory rate of 21%	$ (6,029,842)	$ (7,549,925)
State tax, net of federal tax benefit	(875,304)	(1,846,137)
Difference in foreign tax rates	(1,027,801)	(1,920,617)
Change in state tax rate	1,016,106	979,799
Deferred tax adjustments	(94,128)	2,320,679
Change in valuation allowance	6,542,458	6,190,063
Non-deductible tax items:
(Gain) loss on derivative liability	(26,742)	(209,005)
Share based compensation	726,601	2,010,440
Equity Finance Costs	(251,259)
Other	$ 19,911	$ 24,703
Effective tax rate	21.00%	21.00%